Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Net (loss) income for the year		$ (80,224)	$ 106,453	[1]	$ (191,722)	[1]
Other comprehensive (loss) income to be reclassified to profit or (loss) in subsequent periods:
Discontinuation of hedge relationships	[1]		79,076		(79,824)
Net gain (loss) on cash flow hedges		336	957	[1]	(8,207)	[1]
Income tax effect		(80)	(274)	[1]	2,347	[1]
Exchange differences on translation of foreign operations		3,471	(10,489)	[1]	(38,699)	[1]
Other comprehensive (loss) income not to be reclassified to profit or (loss) in subsequent periods:
Remeasurement gain (loss) of employee benefits		253	(432)	[1]	(105)	[1]
Income tax effect		(79)	138	[1]	39	[1]
Other comprehensive income (loss) for the year, net of tax		3,901	68,976	[1]	(124,449)	[1]
Total comprehensive (loss) income for the year		$ (76,323)	$ 175,429	[1]	$ (316,171)	[1]

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.